Nature of Operations and Summary of Significant Accounting Policies - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Basic and Diluted Earnings (Loss) Per Common Share
Net income (loss) available to common stockholders	$ (513)	$ 135
Weighted average basic common shares outstanding	1,859	1,851
Weighted average diluted common shares outstanding	1,859	1,853
Earnings (loss) per common share - basic and diluted (in dollars per share)	$ (0.28)	$ 0.07